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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13f Cover Page

    Report for the Calendar Year or Quarter Ended ___ 9/30/2007 __________

If amended report check here:     [_]             Amendment Number: _____

This Amendment (Check only one):   [_] is a restatement
                                   [_] adds new holding entries.

--------------------------------------------------------------------------------
Name of Institutional Investment Manager

Global Capital Management, Inc.
--------------------------------------------------------------------------------
Business Address          (Street)      (City)      (State)      (Zip)
One West First Avenue, Suite 100
Conshohocken Pa, 19428

13F File Number: 28-11502 __________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Anthony W. Soslow           President, Director          (610)567-0320
-----------------------------------------------------------------------------
Name                              (Title)                   (Phone)

                                               /s/ Anthony W. Soslow
                                               ---------------------------------
                                               (Manual Signature of Person Duly
                                               Authorized to Submit This Report)

                                               Conshohocken, PA 19428
                                                 10/2/2007
                                               ---------------------------------
                                               (Place and Date of Signing)

Report Type:

[X] 13F HOLDINGS REPORT.

[_] 13F NOTICE.

[_] 13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                            0
Form 13F Information Table Entry Total:                     102
Form 13F Information Table Value Total:            $    940,921
                                                    (thousands)

List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

    13F File No.:   Name:               13F File No.:   Name:
    --------------  --------------      --------------  --------------
1.  28-
    --------------  --------------   6. --------------  --------------
2.
    --------------  --------------   7. --------------  --------------
3.
    --------------  --------------   8. --------------  --------------
4.
    --------------  --------------   9. --------------  --------------
5.
    --------------  --------------  10. --------------  --------------

                                   FORM 13F

                               INFORMATION TABLE

                                                                                                              PAGE 1
--------------------------------------------------------------------------------------------------------------------
ITEM 1                         ITEM 2  ITEM 3    ITEM 4   ITEM 5         ITEM 6           ITEM 7        ITEM 8
                                                  FAIR             INVESTMENT DISCRETION           VOTING AUTHORITY
                               TITLE             MARKET  SHARES OF               SHARED
                                 OF    CUSIP     VALUE   PRINCIPAL SOLE  SHARED  OTHER            SOLE SHARED  NONE
NAME OF ISSUER                 CLASS   NUMBER   (x$1000)  AMOUNT   (A)    (B)     (C)    MANAGERS (A)   (B)    (C)
--------------------------------------------------------------------------------------------------------------------
AT&T Inc...................... Stock  00206r102   3,351    79,210  Sole                    N/A         Shared
Abercrombie & Fitch Co........ Stock    2896207   1,184    14,672  Sole                    N/A         Shared
Aeropostale, Inc.............. Stock    7865108   6,893   361,645  Sole                    N/A         Shared
Aetna, Inc.................... Stock  00817y108   3,097    57,064  Sole                    N/A         Shared
Alcoa, Inc.................... Stock   13817101   2,141    54,733  Sole                    N/A         Shared
Altera........................ Stock  021441100   5,857   243,230  Sole                    N/A         Shared
AmSurg Corp................... Stock  03232p405   3,427   148,561  Sole                    N/A         Shared
American Eagle................ Stock  02553e106  17,942   681,956  Sole                    N/A         Shared
American Financial Group...... Stock  025932104  13,991   490,570  Sole                    N/A         Shared
American Int'l Group.......... Stock  026874107   2,586    38,232  Sole                    N/A         Shared
Ametek........................ Stock  031100100  30,267   700,290  Sole                    N/A         Shared
Amphenol Corp................. Stock  032095101  24,492   615,996  Sole                    N/A         Shared
Anixter Intl Inc.............. Stock  035290105  20,985   254,521  Sole                    N/A         Shared
Applied Materials............. Stock  038222105   1,853    89,537  Sole                    N/A         Shared
BJ Services Co................ Stock  055482103   3,722   140,200  Sole                    N/A         Shared
Barnes Group, Inc............. Stock  067806109  14,585   456,938  Sole                    N/A         Shared
Barr Pharmaceuticals.......... Stock  068306109   5,703   100,205  Sole                    N/A         Shared
Berkley W.R. Corp............. Stock   84423102  26,496   894,243  Sole                    N/A         Shared
CSX Corp...................... Stock  126408103   2,140    50,085  Sole                    N/A         Shared
Ceradyne, Inc................. Stock  156710105   2,893    38,191  Sole                    N/A         Shared
Cigna Corp.................... Stock  125509109   4,002    75,105  Sole                    N/A         Shared
Cisco Systems................. Stock  17275r102   2,239    67,574  Sole                    N/A         Shared
Columbia Sportswear Co........ Stock  198516106  15,116   273,298  Sole                    N/A         Shared
Companhia Vale do Rio......... Stock  204412209   3,475   102,406  Sole                    N/A         Shared
Complete Product Services Inc. Stock  20453E109  11,632   567,981  Sole                    N/A         Shared
Coventry Healthcare........... Stock  222862104   4,985    80,125  Sole                    N/A         Shared
Cummins Engine Inc............ Stock  231021106   1,601    12,520  Sole                    N/A         Shared
Dollar Tree Stores, Inc....... Stock  256747106  18,987   468,341  Sole                    N/A         Shared
Ensco International........... Stock  26874q100   2,033    36,232  Sole                    N/A         Shared
Forest Lab Inc................ Stock  345838106   6,109   163,837  Sole                    N/A         Shared
Fossil, Inc................... Stock  349882100  21,359   571,705  Sole                    N/A         Shared
Gardner Denver Inc............ Stock  365558105  11,246   288,354  Sole                    N/A         Shared
Genco Shipping & Trading Lt... Stock  Y2685T107   1,922    29,325  Sole                    N/A         Shared
General Dynamics.............. Stock  369550108   2,679    31,719  Sole                    N/A         Shared
General Electric.............. Stock  369604103     271     6,546  Sole                    N/A         Shared
Grant Prideco Inc............. Stock  38821g101   3,058    56,095  Sole                    N/A         Shared
Gymboree Corp................. Stock  403777105  12,692   360,160  Sole                    N/A         Shared
Harley Davidson............... Stock  412822108   2,314    50,085  Sole                    N/A         Shared
Hartford Financial Svcs....... Stock  416515104   1,802    19,471  Sole                    N/A         Shared
HCC Insurance Holdings, Inc... Stock  404132102  26,733   933,426  Sole                    N/A         Shared

                                                                                                              PAGE 2
--------------------------------------------------------------------------------------------------------------------
ITEM 1                         ITEM 2  ITEM 3    ITEM 4   ITEM 5         ITEM 6           ITEM 7        ITEM 8
                                                  FAIR             INVESTMENT DISCRETION           VOTING AUTHORITY
                               TITLE             MARKET  SHARES OF               SHARED
                                 OF    CUSIP     VALUE   PRINCIPAL SOLE  SHARED  OTHER            SOLE SHARED  NONE
NAME OF ISSUER                 CLASS   NUMBER   (x$1000)  AMOUNT   (A)    (B)     (C)    MANAGERS (A)   (B)    (C)
--------------------------------------------------------------------------------------------------------------------
Health Net, Inc............... Stock  42222G108  20,507    379,406 Sole                    N/A         Shared
Helix Energy Solutions........ Stock  42330P107   3,403     80,135 Sole                    N/A         Shared
Hornbeck Offshore Services.... Stock  440543106  10,134    276,137 Sole                    N/A         Shared
Insite Vision Inc............. Stock  457660108     244    212,461 Sole                    N/A         Shared
International Business
  Machines.................... Stock  459200101   2,974     25,243 Sole                    N/A         Shared
J C Penney Corporation........ Stock  708160106   5,789     91,348 Sole                    N/A         Shared
Johnson & Johnson............. Stock  478160104     220      3,350 Sole                    N/A         Shared
Johnson Controls, Inc......... Stock  478366107   4,856     41,113 Sole                    N/A         Shared
Jos. A Bank Clothiers, Inc.... Stock  480838101  12,232    365,998 Sole                    N/A         Shared
KLA-Tenecor................... Stock  482480100   3,911     70,120 Sole                    N/A         Shared
L-3 Communications............ Stock  502424104   5,115     50,080 Sole                    N/A         Shared
LAM Research Corp............. Stock  512807108  17,824    334,668 Sole                    N/A         Shared
Lincare Holdings.............. Stock  532791100  20,994    572,832 Sole                    N/A         Shared
Lincoln Electric Holdings..... Stock  533900106   5,052     65,095 Sole                    N/A         Shared
Lincoln National Corp......... Stock  534187109   7,410    112,319 Sole                    N/A         Shared
MSC Industrial Direct......... Stock  553530106  15,364    303,690 Sole                    N/A         Shared
Magna International........... Stock  559222401   2,894     30,045 Sole                    N/A         Shared
Maxim Integrated Products..... Stock   5777K101   4,410    150,260 Sole                    N/A         Shared
McDonalds..................... Stock  580135101     222      4,075 Sole                    N/A         Shared
Microsoft..................... Stock  594918104     256      8,675 Sole                    N/A         Shared
NBTY Inc...................... Stock  628782104  17,064    420,307 Sole                    N/A         Shared
Nabors Industries Ltd......... Stock  G6359F103   4,763    154,800 Sole                    N/A         Shared
National Oilwell Varco........ Stock  637071101     701      4,850 Sole                    N/A         Shared
Navigators Group.............. Stock  638904102   2,644     48,738 Sole                    N/A         Shared
Netgear, Inc.................. Stock  64111q104  14,366    472,241 Sole                    N/A         Shared
Nike Inc. Cl. B............... Stock  654106103   1,894     32,289 Sole                    N/A         Shared
Nokia Corporation............. Stock  654902204   2,953     77,857 Sole                    N/A         Shared
OM Group Inc.................. Stock  670872100  21,822    413,210 Sole                    N/A         Shared
Oil States Int'l.............. Stock  678026105  26,154    541,484 Sole                    N/A         Shared
Open Text Corp................ Stock  683715106  22,661    872,582 Sole                    N/A         Shared
Oshkosh Truck Corp............ Stock  688239201  25,454    410,741 Sole                    N/A         Shared
Parker-Hannifin Corp.......... Stock  701094104   5,041     45,075 Sole                    N/A         Shared
Phila Con. Holding Corp....... Stock  717528103  29,991    725,469 Sole                    N/A         Shared
Portfolio Recovery Associates. Stock  73640Q105  19,147    360,779 Sole                    N/A         Shared
Premier Global Services....... Stock  740585104  17,756  1,403,662 Sole                    N/A         Shared
ProAssurance Corp............. Stock  74267c106  17,464    324,185 Sole                    N/A         Shared
Prudential Financial.......... Stock  744320102   1,588     16,270 Sole                    N/A         Shared
RF Micro Devices.............. Stock  74994l100   3,472    515,880 Sole                    N/A         Shared
Reinsurance Group Of America.. Stock  759351109  27,704    488,700 Sole                    N/A         Shared
SEI Corp...................... Stock  784117103   3,415    125,200 Sole                    N/A         Shared
Scansource.................... Stock  806037107  19,838    705,713 Sole                    N/A         Shared
Sciele Pharma Inc............. Stock  808627103  20,112    772,954 Sole                    N/A         Shared
Seabright Insurance Holdings.. Stock  811656107   2,322    136,036 Sole                    N/A         Shared
Seagate Technology............ Stock  G7945J104   1,181     46,180 Sole                    N/A         Shared
Sherwin Williams Co........... Stock  824348106  15,225    231,693 Sole                    N/A         Shared
Sonic Automotive.............. Stock  83545G102   2,398    100,170 Sole                    N/A         Shared

                                                                                                              PAGE 3
--------------------------------------------------------------------------------------------------------------------
ITEM 1                         ITEM 2  ITEM 3    ITEM 4   ITEM 5         ITEM 6           ITEM 7        ITEM 8
                                                  FAIR             INVESTMENT DISCRETION           VOTING AUTHORITY
                               TITLE             MARKET  SHARES OF               SHARED
                                 OF    CUSIP     VALUE   PRINCIPAL SOLE  SHARED  OTHER            SOLE SHARED  NONE
NAME OF ISSUER                 CLASS   NUMBER   (x$1000)  AMOUNT   (A)    (B)     (C)    MANAGERS (A)   (B)    (C)
--------------------------------------------------------------------------------------------------------------------
Southern Copper Corp.......... Stock  84265v105   2,480    20,025  Sole                    N/A         Shared
Steel Dynamics................ Stock  858119100  24,323   520,832  Sole                    N/A         Shared
Synnex Corporation............ Stock  87162w100  14,345   697,718  Sole                    N/A         Shared
Telefonica S.A. ADR's......... Stock  879382208     851    10,151  Sole                    N/A         Shared
Telefonos de Mexico SA........ Stock  879403780   1,394    42,420  Sole                    N/A         Shared
Thor Industries, Inc.......... Stock  885160101   3,380    75,130  Sole                    N/A         Shared
Toro Co....................... Stock  891092108  18,480   314,122  Sole                    N/A         Shared
Trinity Industries, Inc....... Stock  896522109  25,026   666,639  Sole                    N/A         Shared
United Technologies........... Stock  913017109   3,308    41,101  Sole                    N/A         Shared
United Health Group........... Stock  91324p102     203     4,200  Sole                    N/A         Shared
VF Corp....................... Stock  918204108   4,044    50,080  Sole                    N/A         Shared
Valero Energy Corp............ Stock  91913y100   2,183    32,499  Sole                    N/A         Shared
W-H Energy Services Inc....... Stock  92925e108  10,822   146,744  Sole                    N/A         Shared
Wellpoint, Inc................ Stock  94973V107   2,179    27,612  Sole                    N/A         Shared
World Acceptance Corp......... Stock  981419104   7,051   213,136  Sole                    N/A         Shared
YRC Worldwide Inc............. Stock  984249102   2,051    75,090  Sole                    N/A         Shared